UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-7885

Name of Fund: Master Enhanced Small Cap Series of Quantitative Master Series
              Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Master
        Enhanced Small Cap Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 07/01/04 - 09/30/04

Item 1 - Schedule of Investments

Master Enhanced Small Cap Series

Schedule of Investments as of September 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                           Shares
Industry#                                  Held               Common Stock                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.6%                      10,500     +  AAR Corp.                                        $             130,725
                                                 4,500        Applied Signal Technology, Inc.                                143,955
                                                12,400     +  Armor Holdings, Inc.                                           515,964
                                                12,900        Cubic Corporation                                              295,410
                                                12,300        Curtiss-Wright Corporation                                     703,929
                                                20,300     +  DRS Technologies, Inc.                                         760,032
                                                 7,200        EDO Corporation                                                199,800
                                                 9,450        Engineered Support Systems, Inc.                               431,298
                                                10,200     +  Esterline Technologies Corporation                             312,018
                                                21,600        GenCorp Inc.                                                   292,680
                                                 6,400     +  InVision Technologies, Inc.                                    287,936
                                                 9,300        Kaman Corp. (Class A)                                          111,042
                                                 7,400     +  Mercury Computer Systems, Inc.                                 199,208
                                                 1,050     +  Moog Inc. (Class A)                                             38,115
                                                11,500     +  Teledyne Technologies Incorporated                             287,960
                                                 5,800     +  Triumph Group, Inc.                                            196,214
                                                                                                               ---------------------
                                                                                                                           4,906,286
------------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.5%                  20,100     +  EGL, Inc.                                                      608,226
                                                 7,900     +  Forward Air Corporation                                        316,158
                                                                                                               ---------------------
                                                                                                                             924,384
------------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                 25,300     +  FLYi Inc.                                                       98,923
                                                14,600     +  Frontier Airlines, Inc.                                        112,128
                                                 7,900     +  Mesa Air Group, Inc.                                            40,290
                                                 2,600        SkyWest, Inc.                                                   39,130
                                                                                                               ---------------------
                                                                                                                             290,471
------------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                           6,100     +  Midas Group, Inc.                                               98,820
                                                 7,900        Standard Motor Products, Inc.                                  119,369
                                                                                                               ---------------------
                                                                                                                             218,189
------------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.8%                               4,300        Coachmen Industries, Inc.                                       67,854
                                                21,900     +  Fleetwood Enterprises, Inc.                                    332,442
                                                25,800        Monaco Coach Corporation                                       558,570
                                                14,600        Winnebago Industries, Inc.                                     505,744
                                                                                                               ---------------------
                                                                                                                           1,464,610
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.5%                            18,300     +  ArQule, Inc.                                                    84,546
                                                 9,135     +  Enzo Biochem, Inc.                                             137,025
                                                37,100     +  Savient Pharmaceuticals Inc.                                    85,330
                                                17,500     +  Techne Corporation                                             668,150
                                                                                                               ---------------------
                                                                                                                             975,051
------------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.9%                        10,800        Apogee Enterprises, Inc.                                       139,644
                                                 6,500        ElkCorp                                                        180,440

Master Enhanced Small Cap Series

------------------------------------------------------------------------------------------------------------------------------------
                                           Shares
Industry#                                  Held               Common Stock                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Building Products                                9,500     +  Griffon Corporation                              $             200,450
(concluded)                                     24,200        Lennox International Inc.                                      361,548
                                                10,000        Simpson Manufacturing Co., Inc.                                632,000
                                                 7,700        Universal Forest Products, Inc.                                263,340
                                                                                                               ---------------------
                                                                                                                           1,777,422
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.2%                           8,900     +  Piper Jaffray Companies, Inc.                                  352,351
                                                 6,400        SWS Group, Inc.                                                102,912
                                                                                                               ---------------------
                                                                                                                             455,263
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.0%                                18,900        A. Schulman, Inc.                                              416,556
                                                11,600        Arch Chemicals, Inc.                                           331,180
                                                 8,700        Cambrex Corporation                                            190,965
                                                12,300        Georgia Gulf Corporation                                       548,457
                                                13,000        H.B. Fuller Company                                            356,200
                                                22,700     +  Headwaters Incorporated                                        700,522
                                                10,800        MacDermid, Inc.                                                312,768
                                                 3,800     +  Material Sciences Corporation                                   51,262
                                                10,600     +  OM Group, Inc.                                                 387,536
                                                14,200     +  Omnova Solutions Inc.                                           85,626
                                                 3,300        Penford Corporation                                             57,453
                                                41,400     +  PolyOne Corporation                                            311,328
                                                 2,000        Quaker Chemical Corporation                                     48,300
                                                                                                               ---------------------
                                                                                                                           3,798,153
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 6.0%                         11,200        Boston Private Financial Holdings, Inc.                        279,552
                                                17,200        Chittenden Corporation                                         468,700
                                                11,400        Community Bank System, Inc.                                    286,482
                                                13,700        Community First Bankshares, Inc.                               439,222
                                                24,600        East West Bancorp, Inc.                                        826,314
                                                22,400        Firstbank Corp.                                              1,081,920
                                                18,400        First Midwest Bancorp, Inc.                                    635,904
                                                 6,800        First Republic Bank                                            312,800
                                                18,900        Gold Banc Corporation                                          254,961
                                                19,100        Hudson United Bancorp                                          703,835
                                                10,200        Irwin Financial Corporation                                    263,364
                                                 6,300        PrivateBancorp, Inc.                                           169,848
                                                12,000        Provident Bancshares Corporation                               402,600
                                                24,860        Republic Bancorp Inc.                                          382,844
                                                 9,800        Riggs National Corporation                                     217,560
                                                29,600        The South Financial Group, Inc.                                834,720
                                                29,500        Southwest Bancorporation of Texas, Inc.                        594,130
                                                17,700        Sterling Bancshares, Inc.                                      238,065

Master Enhanced Small Cap Series

------------------------------------------------------------------------------------------------------------------------------------
                                           Shares
Industry#                                  Held               Common Stock                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks                                 4,200        Susquehanna Bancshares, Inc.                     $             103,320
(concluded)                                     26,800        TrustCo Bank Corp NY                                           343,576
                                                17,500        UCBH Holdings, Inc.                                            683,725
                                                15,852        Umpqua Holdings Corporation                                    357,621
                                                17,700        United Bankshares, Inc.                                        613,305
                                                15,700        Whitney Holding Corporation                                    659,400
                                                 7,600        Wintrust Financial Corporation                                 435,328
                                                                                                               ---------------------
                                                                                                                          11,589,096
------------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 4.0%           19,300        ABM Industries, Inc.                                           388,895
                                                10,500     +  Administaff, Inc.                                              122,850
                                                 3,100        Angelica Corporation                                            77,128
                                                10,900        Bowne & Co., Inc.                                              141,591
                                                15,600        Brady Corporation                                              760,812
                                                 7,900        CDI Corp.                                                      161,950
                                                 1,100        CPI Corp.                                                       14,575
                                                17,100        Central Parking Corporation                                    226,062
                                                12,000     +  Consolidated Graphics, Inc.                                    502,800
                                                 9,500        G & K Services, Inc. (Class A)                                 377,530
                                                 6,600     +  Heidrick & Struggles International, Inc.                       190,212
                                                 5,400     +  Imagistics International Inc.                                  181,440
                                                 4,800     +  Insurance Auto Auctions, Inc.                                   82,320
                                                 9,300     +  Ionics, Inc.                                                   251,100
                                                11,200        John H. Harland Company                                        351,120
                                                12,700     +  Labor Ready, Inc.                                              178,054
                                                 4,200     +  MemberWorks Incorporated                                       110,208
                                                11,100     +  NCO Group, Inc.                                                299,145
                                                65,900     +  On Assignment, Inc.                                            292,596
                                                23,200     +  PRG-Schultz International, Inc.                                133,168
                                                15,900     +  SOURCECORP, Incorporated                                       352,026
                                                31,800     +  Spherion Corporation                                           248,676
                                                19,600     +  Tetra Tech, Inc.                                               248,332
                                                14,600     +  United Stationers, Inc.                                        633,640
                                                 7,100        Viad Corp                                                      168,483
                                                 5,500     +  Volt Information Sciences, Inc.                                158,235
                                                18,950     +  Waste Connections, Inc.                                        600,336
                                                13,200        Watson Wyatt & Company Holdings                                347,160
                                                                                                               ---------------------
                                                                                                                           7,600,444
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.8%                      1     +  Andrew Corporation                                                  12
                                                 9,100     +  Audiovox Corporation (Class A)                                 153,244
                                                 4,600        Bel Fuse Inc.                                                  152,168

Master Enhanced Small Cap Series

------------------------------------------------------------------------------------------------------------------------------------
                                           Shares
Industry#                                  Held               Common Stock                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment                        35,800        Belden CDT Inc.                                  $             780,440
(concluded)                                      8,300        Black Box Corporation                                          306,685
                                                 4,700     +  Brooktrout Inc.                                                 42,582
                                                41,800     +  C-COR.net Corp.                                                353,210
                                                30,200     +  Digi International Inc.                                        345,186
                                                29,500     +  Harmonic Inc.                                                  196,175
                                                24,200        Inter-Tel Inc.                                                 523,204
                                                10,800     +  Network Equipment Technologies, Inc.                            71,388
                                                 8,600     +  PC-Tel, Inc.                                                    71,036
                                                16,200     +  SCM Microsystems, Inc.                                          44,388
                                                15,000     +  SymmetriCom, Inc.                                              141,900
                                                 8,700     +  Tollgrade Communications, Inc.                                  76,473
                                                10,900     +  ViaSat, Inc.                                                   219,090
                                                                                                               ---------------------
                                                                                                                           3,477,181
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.7%                  48,800     +  Adaptec, Inc.                                                  370,880
                                                14,200     +  Avid Technology, Inc.                                          665,554
                                                 3,900     +  SBS Technologies, Inc.                                          47,580
                                                10,200     +  Synaptics Incorporated                                         205,632
                                                                                                               ---------------------
                                                                                                                           1,289,646
------------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.6%                6,000     +  EMCOR Group, Inc.                                              225,720
                                                 8,600     +  Insituform Technologies, Inc. (Class A)                        160,562
                                                 1,500     +  The Shaw Group Inc.                                             18,000
                                                31,800     +  URS Corporation                                                848,424
                                                                                                               ---------------------
                                                                                                                           1,252,706
------------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.7%                   16,850        Florida Rock Industries, Inc.                                  825,482
                                                 9,500        Texas Industries, Inc.                                         488,680
                                                                                                               ---------------------
                                                                                                                           1,314,162
------------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.2%                         11,500        Cash America International, Inc.                               281,290
                                                 7,300     +  World Acceptance Corporation                                   169,725
                                                                                                               ---------------------
                                                                                                                             451,015
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.7%                   14,700        AptarGroup, Inc.                                               646,359
                                                11,500     +  Caraustar Industries, Inc.                                     192,855
                                                14,600        Chesapeake Corporation                                         350,692
                                                13,740        Myers Industries, Inc.                                         150,453
                                                                                                               ---------------------
                                                                                                                           1,340,359
------------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.0%                              6,900        Advanced Marketing Services, Inc.                               74,451
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.6%            1,000     +  Capitalsource Inc.                                              22,340
                                                 8,300     +  Financial Federal Corporation                                  311,084
                                                 5,435        iShares S&P SmallCap 600 Index Fund (b)                        783,944
                                                                                                               ---------------------
                                                                                                                           1,117,368
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series

------------------------------------------------------------------------------------------------------------------------------------
                                           Shares
Industry#                                  Held               Common Stock                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                    7,731     +  Commonwealth Telephone Enterprises, Inc.         $             336,685
Services - 0.3%                                 22,800     +  General Communication, Inc. (Class A)                          206,340
                                                                                                               ---------------------
                                                                                                                             543,025
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.0%                       12,066        ALLETE, Inc.                                                   392,145
                                                 6,200        CH Energy Group, Inc.                                          283,960
                                                 4,800        Central Vermont Public Service Corporation                      96,528
                                                16,800        Cleco Corporation                                              289,632
                                                19,600     +  El Paso Electric Company                                       314,972
                                                 1,700        Green Mountain Power Corporation                                44,285
                                                 5,000        UIL Holdings Corporation                                       245,950
                                                12,000        UniSource Energy Corporation                                   292,200
                                                                                                               ---------------------
                                                                                                                           1,959,672
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.6%                     12,100        A.O. Smith Corporation                                         294,635
                                                15,400        Acuity Brands, Inc.                                            366,058
                                                     4     +  American Superconductor Corporation                                 50
                                                19,100     +  Artesyn Technologies, Inc.                                     190,618
                                                12,000        Baldor Electric Company                                        283,920
                                                 9,300        C&D Technologies, Inc.                                         176,886
                                                10,425     +  Intermagnetics General Corporation                             241,339
                                                 7,000     +  Magnetek, Inc.                                                  52,290
                                                 7,500        Regal-Beloit Corporation                                       181,425
                                                15,400        Roper Industries, Inc.                                         884,884
                                                14,800        Vicor Corporation                                              149,628
                                                 3,900        Woodward Governor Company                                      263,211
                                                                                                               ---------------------
                                                                                                                           3,084,944
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                          27,100     +  Aeroflex Incorporated                                          286,447
Instruments - 4.2%                              17,100        Agilysys, Inc.                                                 295,659
                                                15,100        Anixter International Inc.                                     529,859
                                                13,200        BEI Technologies, Inc.                                         361,680
                                                13,000     +  Bell Microproducts Inc.                                        100,880
                                                17,600     +  Benchmark Electronics, Inc.                                    524,480
                                                14,000        CTS Corporation                                                176,400
                                                18,100     +  Checkpoint Systems, Inc.                                       281,817
                                                19,200        Cognex Corporation                                             503,040
                                                12,400     +  Coherent, Inc.                                                 321,656
                                                 7,700     +  Daktronics, Inc.                                               188,265
                                                 7,600     +  Dionex Corporation                                             415,720
                                                13,200     +  Electro Scientific Industries, Inc.                            229,020
                                                 8,000     +  FLIR Systems, Inc.                                             468,000
                                                 9,200     +  Gerber Scientific, Inc.                                         60,628

Master Enhanced Small Cap Series

------------------------------------------------------------------------------------------------------------------------------------
                                           Shares
Industry#                                  Held               Common Stock                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                           8,100     +  Global Imaging Systems, Inc.                     $             251,748
Instruments (concluded)                          7,700     +  Itron, Inc.                                                    134,365
                                                 5,000        Keithley Instruments, Inc.                                      87,250
                                                 9,700     +  Littelfuse Inc.                                                334,941
                                                14,900        Methode Electronics                                            190,571
                                                 6,100        Park Electrochemical Corp.                                     129,320
                                                16,300     +  Paxar Corporation                                              369,684
                                                10,100     +  RadiSys Corporation                                            140,895
                                                 7,200     +  Rogers Corporation                                             305,928
                                                 4,600     +  ScanSource, Inc.                                               293,480
                                                12,200     +  Technitrol, Inc.                                               237,900
                                                21,300     +  Trimble Navigation Limited                                     673,080
                                                 9,800        X-Rite, Incorporated                                           142,786
                                                                                                               ---------------------
                                                                                                                           8,035,499
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Service - 2.8%               14,300     +  Atwood Oceanics, Inc.                                          679,822
                                                 5,800        CARBO Ceramics Inc.                                            418,412
                                                17,200     +  Cal Dive International, Inc.                                   612,664
                                                 8,300     +  Hydril Company                                                 356,485
                                                30,100     +  Input/Output, Inc.                                             310,331
                                                 5,800     +  Lone Star Technology                                           219,240
                                                26,100     +  Maverick Tube Corporation                                      804,141
                                                11,300     +  Oceaneering International, Inc.                                416,292
                                                 7,800     +  Offshore Logistics, Inc.                                       268,476
                                                 7,500     +  SEACOR SMIT Inc.                                               350,625
                                                10,550     +  TETRA Technologies, Inc.                                       327,578
                                                18,800     +  Unit Corporation                                               659,504
                                                                                                               ---------------------
                                                                                                                           5,423,570
------------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.7%                 17,800        Casey's General Stores, Inc.                                   330,902
                                                14,500     +  The Great Atlantic & Pacific Tea Company, Inc.                  88,450
                                                17,200        Longs Drug Stores Corporation                                  416,240
                                                 5,700     +  Performance Food Group Company                                 135,090
                                                14,500     +  United Natural Foods, Inc.                                     385,700
                                                                                                               ---------------------
                                                                                                                           1,356,382
------------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.9%                             7,400        American Italian Pasta Company (Class A)                       193,510
                                                20,600        Corn Products International, Inc.                              949,660
                                                17,100        Delta and Pine Land Company                                    457,425
                                                16,200        Flowers Foods, Inc.                                            418,770
                                                34,600     +  Hain Celestial Group, Inc.                                     611,728
                                                 4,000     +  J & J Snack Foods Corp.                                        171,520
                                                 9,100        Lance, Inc.                                                    146,965

Master Enhanced Small Cap Series

------------------------------------------------------------------------------------------------------------------------------------
                                           Shares
Industry#                                  Held               Common Stock                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Food Products                                   12,000     +  Ralcorp Holdings, Inc.                           $             433,200
(concluded)                                      7,300        Sanderson Farms, Inc.                                          244,185
                                                                                                               ---------------------
                                                                                                                           3,626,963
------------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 2.3%                            13,300        Atmos Energy Corporation                                       335,027
                                                 2,200        Cascade Natural Gas Corporation                                 46,706
                                                 8,600        The Laclede Group, Inc.                                        251,378
                                                 2,900        NUI Corporation                                                 38,686
                                                12,100        New Jersey Resources Corporation                               500,940
                                                10,900        Northwest Natural Gas Company                                  345,857
                                                14,600        Piedmont Natural Gas Company, Inc.                             641,524
                                                34,891     +  Southern Union Company                                         715,266
                                                27,400        Southwest Gas Corporation                                      656,230
                                                22,450        UGI Corporation                                                836,487
                                                                                                               ---------------------
                                                                                                                           4,368,101
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                         14,700     +  Advanced Medical Optics, Inc.                                  581,679
Supplies - 5.4%                                 12,400     +  American Medical Systems Holdings, Inc.                        449,748
                                                 6,500        Analogic Corporation                                           270,985
                                                10,000        BioLase Technology, Inc.                                        81,600
                                                 2,000     +  Biosite Diagnostics Incorporated                                97,920
                                                 3,400     +  Bioveris Corporation                                            21,114
                                                 9,500     +  CONMED Corporation                                             249,850
                                                17,500        Cooper Companies, Inc.                                       1,199,625
                                                 8,800     +  Cyberonics, Inc.                                               180,048
                                                 9,100     +  DJ Orthopedics Incorporated                                    160,615
                                                 5,900        Datascope Corp.                                                220,070
                                                10,800        Diagnostic Products Corporation                                441,396
                                                10,400     +  Haemonetics Corporation                                        341,536
                                                 6,200     +  Hologic, Inc.                                                  119,474
                                                 5,000     +  ICU Medical, Inc.                                              130,200
                                                21,600     +  IDEXX Laboratories, Inc.                                     1,095,984
                                                12,300     +  Immucor, Inc.                                                  304,425
                                                11,800     +  Integra LifeSciences Holdings                                  378,898
                                                11,800        Invacare Corp.                                                 542,800
                                                 4,700     +  Kensey Nash Corporation                                        123,093
                                                18,100        Mentor Corporation                                             609,608
                                                10,800     +  Merit Medical Systems, Inc.                                    163,188
                                                14,000     +  Osteotech, Inc.                                                 55,160
                                                 8,200     +  Possis Medical, Inc.                                           128,412
                                                15,000     +  ResMed Inc.                                                    714,150
                                                14,600     +  Respironics, Inc.                                              780,224

Master Enhanced Small Cap Series

------------------------------------------------------------------------------------------------------------------------------------
                                           Shares
Industry#                                  Held               Common Stock                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                         14,700     +  Sola International Inc.                          $             280,035
Supplies (concluded)                             7,500     +  Sybron Dental Specialties, Inc.                                222,675
                                                12,300     +  Theragenics Corporation                                         44,895
                                                14,200     +  Viasys Healthcare Inc.                                         237,566
                                                 5,500        Vital Signs, Inc.                                              175,890
                                                                                                               ---------------------
                                                                                                                          10,402,863
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                         10,800     +  AMERIGROUP Corporation                                         607,500
Services - 4.7%                                 20,100     +  Accredo Health, Incorporated                                   473,757
                                                12,450     +  AmSurg Corp.                                                   263,691
                                                22,500     +  American Healthways, Inc.                                      654,975
                                                 9,250     +  Centene Corporation                                            393,865
                                                13,700     +  Cerner Corporation                                             592,662
                                                 4,100        Chemed Corporation                                             228,534
                                                34,100     +  Cross Country Healthcare, Inc.                                 528,550
                                                18,900     +  Dendrite International, Inc.                                   304,668
                                                10,200     +  Gentiva Health Services, Inc.                                  166,974
                                                26,500        Hooper Holmes, Inc.                                            118,720
                                                 8,100     +  LabOne, Inc.                                                   236,763
                                                29,600        NDCHealth Corporation                                          475,080
                                                24,500     +  OCA Inc.                                                       116,130
                                                   850     +  Odyssey Healthcare, Inc.                                        15,087
                                                15,600        Owens & Minor, Inc.                                            396,240
                                                 9,800     +  PAREXEL International Corporation                              192,080
                                                 9,400     +  Pediatrix Medical Group, Inc.                                  515,590
                                                21,900     +  Pharmaceutical Product Development, Inc.                       788,400
                                                16,900     +  Priority Healthcare Corporation (Class B)                      340,535
                                                22,000     +  Province Healthcare Company                                    460,240
                                                 4,600     +  RehabCare Group, Inc.                                          105,938
                                                10,100     +  Sierra Health Services, Inc.                                   484,093
                                                 7,200     +  Sunrise Assisted Living, Inc.                                  252,864
                                                 7,900     +  United Surgical Partners International, Inc.                   271,365
                                                                                                               ---------------------
                                                                                                                           8,984,301
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 3.7%            20,200     +  Argosy Gaming Company                                          791,840
                                                14,200     +  Aztar Corporation                                              376,300
                                                16,700     +  CEC Entertainment Inc.                                         613,725
                                                 7,200        IHOP Corp.                                                     275,112
                                                16,700     +  Jack in the Box Inc.                                           529,891
                                                   800        Landry's Restaurants, Inc.                                      21,832
                                                 6,800        Lone Star Steakhouse & Saloon, Inc.                            175,644
                                                10,600        Marcus Corporation                                             206,382

Master Enhanced Small Cap Series

------------------------------------------------------------------------------------------------------------------------------------
                                           Shares
Industry#                                  Held               Common Stock                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                   11,500     +  Multimedia Games, Inc.                           $             178,250
(concluded)                                      8,200     +  O'Charley's Inc.                                               133,660
                                                10,500     +  P.F. Chang's China Bistro, Inc.                                509,145
                                                12,400     +  Panera Bread Company (Class A)()                               465,496
                                                 5,400     +  Papa John's International, Inc.                                165,672
                                                11,800     +  Pinnacle Entertainment, Inc.                                   162,840
                                                18,100     +  Prime Hospitality Corp.                                        220,277
                                                15,150     +  RARE Hospitality International, Inc.                           403,747
                                                16,700     +  Ryan's Restaurant Group Inc.                                   247,828
                                                 8,500     +  Shuffle Master, Inc.                                           318,410
                                                26,500     +  Sonic Corp.                                                    679,195
                                                 8,600     +  The Steak 'n Shake Company                                     146,888
                                                 1,800        Triarc Companies, Inc.                                          20,574
                                                21,900        Triarc Companies, Inc. (Class B)                               251,193
                                                 7,000     +  WMS Industries Inc.                                            179,830
                                                                                                               ---------------------
                                                                                                                           7,073,731
------------------------------------------------------------------------------------------------------------------------------------
Household Durables - 3.1%                       16,800     +  Applica Incorporated                                            67,872
                                                 8,100        Bassett Furniture Industries, Incorporated                     152,928
                                                29,000     +  Champion Enterprises, Inc.                                     298,410
                                                12,200     +  Department 56, Inc.                                            198,860
                                                 5,600     +  Enesco Group Inc.                                               38,360
                                                16,100        Ethan Allen Interiors Inc.                                     559,475
                                                12,600        Fedders Corporation                                             51,534
                                                17,300     +  Interface, Inc.                                                138,746
                                                21,400        La-Z-Boy Inc.                                                  324,852
                                                 5,300        Libbey, Inc.                                                    99,110
                                                17,022        M.D.C. Holdings, Inc.                                        1,244,308
                                                 5,400     +  Meritage Corporation                                           424,440
                                                 1,988     +  NVR, Inc.                                                    1,095,388
                                                 2,400        National Presto Industries, Inc.                               100,368
                                                11,100        Russ Berrie and Company, Inc.                                  223,665
                                                 4,300     +  Salton, Inc.                                                    27,090
                                                 2,200        Skyline Corporation                                             88,110
                                                13,200        Standard Pacific Corp.                                         744,084
                                                                                                               ---------------------
                                                                                                                           5,877,600
------------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.3%                       12,500     +  Rayovac Corporation                                            329,375
                                                 8,500        WD-40 Company                                                  243,100
                                                                                                               ---------------------
                                                                                                                             572,475
------------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.6%                              12,600     +  CACI International Inc. (Class A)                              665,028
                                                55,300     +  CIBER, Inc.                                                    415,856

Master Enhanced Small Cap Series

------------------------------------------------------------------------------------------------------------------------------------
                                           Shares
Industry#                                  Held               Common Stock                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
IT Services (concluded)                          6,800     +  Carreker Corporation                             $              51,748
                                                19,000     +  eFunds Corporation                                             353,210
                                                14,600        Global Payments Inc.                                           781,830
                                                 7,100     +  MAXIMUS, Inc.                                                  204,551
                                                13,300     +  ManTech International Corporation (Class A)                    248,976
                                                11,700     +  Pegasus Systems, Inc.                                          139,464
                                                 5,700        StarTek, Inc.                                                  178,752
                                                                                                               ---------------------
                                                                                                                           3,039,415
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.2%                  5,000        Standex International Corporation                              122,500
                                                13,000        Tredegar Corporation                                           236,600
                                                                                                               ---------------------
                                                                                                                             359,100
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.4%                                11,800        Delphi Financial Group, Inc. (Class A)                         474,006
                                                14,000        Hilb, Rogal and Hamilton Company                               507,080
                                                 4,050        LandAmerica Financial Group, Inc.                              184,275
                                                 8,200     +  Philadelphia Consolidated Holding Corp.                        451,984
                                                29,800        Presidential Life Corporation                                  511,964
                                                11,600     +  ProAssurance Corporation                                       406,232
                                                 9,100        RLI Corp.                                                      341,705
                                                15,400        Selective Insurance Group, Inc.                                572,880
                                                 6,400        Stewart Information Services Corporation                       252,160
                                                17,600        UICI                                                           576,224
                                                 7,900        Zenith National Insurance Corp.                                334,249
                                                                                                               ---------------------
                                                                                                                           4,612,759
------------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.3%                22,100     +  Insight Enterprises, Inc.                                      372,164
                                                 9,500     +  J. Jill Group Inc.                                             188,575
                                                                                                               ---------------------
                                                                                                                             560,739
------------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.6%             14,400     +  Digital Insight Corporation                                    196,272
                                                 9,500     +  j2 Global Communications, Inc.                                 300,105
                                                15,600     +  Netegrity, Inc.                                                117,156
                                                 8,100     +  WebEx Communications, Inc.                                     176,742
                                                 9,400     +  Websense, Inc.                                                 391,698
                                                13,100     +  ZixIt Corporation                                               59,998
                                                                                                               ---------------------
                                                                                                                           1,241,971
------------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 1.4%             10,000        Action Performance Companies, Inc.                             101,300
                                                 8,300        Arctic Cat Inc.                                                215,385
                                                 3,000     +  Huffy Corporation                                                  555
                                                18,200     +  K2 Inc.                                                        260,442
                                                79,800     +  Meade Instruments Corp.                                        248,178
                                                11,600        The Nautilus Group, Inc.                                       262,044
                                                17,000        Polaris Industries, Inc.                                       948,940

Master Enhanced Small Cap Series

------------------------------------------------------------------------------------------------------------------------------------
                                           Shares
Industry#                                  Held               Common Stock                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products                    22,800        SCP Pool Corporation                             $             609,672
(concluded)                                      6,700        Sturm, Ruger & Company, Inc.                                    60,367
                                                                                                               ---------------------
                                                                                                                           2,706,883
------------------------------------------------------------------------------------------------------------------------------------
Machinery - 5.0%                                12,000        Albany International Corp. (Class A)                           357,720
                                                 8,200     +  Astec Industries, Inc.                                         156,784
                                                 9,200        Barnes Group Inc.                                              252,724
                                                11,100        Briggs & Stratton Corporation                                  901,320
                                                11,500        CLARCOR Inc.                                                   548,205
                                                 6,900     +  CUNO Incorporated                                              398,475
                                                 6,300     +  Gardner Denver Inc.                                            173,691
                                                18,000        IDEX Corporation                                               611,280
                                                20,000        JLG Industries, Inc.                                           336,000
                                                12,800        Kaydon Corp.                                                   368,256
                                                 4,200        Lindsay Manufacturing Co.                                      112,686
                                                12,000        The Manitowoc Co., Inc.                                        425,520
                                                11,600     +  Milacron Inc.                                                   36,192
                                                23,200        Mueller Industries, Inc.                                       996,440
                                                 8,600        Oshkosh Truck Corporation                                      490,716
                                                11,600        Reliance Steel & Aluminum Co.                                  460,520
                                                 5,200        Robbins & Myers, Inc.                                          114,400
                                                14,500        Stewart & Stevenson Services, Inc.                             256,215
                                                 7,100        Thomas Industries Inc.                                         222,940
                                                35,000        The Timken Company                                             861,700
                                                 9,300        The Toro Company                                               635,190
                                                10,300        Valmont Industries, Inc.                                       214,961
                                                 6,100     +  Wabash National Corporation                                    167,567
                                                13,100        Watts Industries, Inc. (Class A)                               351,735
                                                 8,500     +  Wolverine Tube, Inc.                                            98,175
                                                                                                               ---------------------
                                                                                                                           9,549,412
------------------------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                                    9,500     +  Kirby Corporation                                              381,425
------------------------------------------------------------------------------------------------------------------------------------
Media - 0.7%                                     4,100     +  4Kids Entertainment, Inc.                                       82,820
                                                13,950        ADVO Systems, Inc.                                             431,613
                                                13,600     +  Arbitron Inc.                                                  497,896
                                                 7,000     +  Information Holdings Inc.                                      190,610
                                                 3,800        Thomas Nelson, Inc.                                             74,290
                                                                                                               ---------------------
                                                                                                                           1,277,229
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.0%                           6,290     +  A.M. Castle & Company                                           63,844
                                                 9,800        AMCOL International Corporation                                187,376
                                                 7,700     +  Brush Engineered Materials Inc.                                159,467
                                                14,100        Carpenter Technology Corporation                               673,134

Master Enhanced Small Cap Series

------------------------------------------------------------------------------------------------------------------------------------
                                           Shares
Industry#                                  Held               Common Stock                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining                                 12,500     +  Century Aluminum Company                         $             346,625
(concluded)                                      3,900     +  Cleveland-Cliffs Inc.                                          315,393
                                                12,800        Commercial Metals Company                                      508,416
                                                 3,300     +  Commonwealth Industries, Inc.                                   30,822
                                                 5,300     +  IMCO Recycling Inc.                                             60,420
                                                 8,000        Massey Energy Company                                          231,440
                                                 5,800        Quanex Corporation                                             297,424
                                                10,900     +  RTI International Metals, Inc.                                 211,133
                                                12,700        Ryerson Tull, Inc.                                             218,059
                                                10,600        Steel Dynamics, Inc.                                           409,372
                                                 5,300        Steel Technologies Inc.                                        135,770
                                                                                                               ---------------------
                                                                                                                           3,848,695
------------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities & Unregulated                   19,900        Avista Corporation                                             360,190
Power - 0.7%                                    20,300        Energen Corporation                                          1,046,465
                                                                                                               ---------------------
                                                                                                                           1,406,655
------------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.1%                         11,000        Fred's, Inc.                                                   197,560
------------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 3.0%                                14,100        Cabot Oil & Gas Corporation (Class A)                          633,090
                                                18,500     +  Cimarex Energy Co.                                             646,390
                                                13,000        Frontier Oil Corporation                                       306,930
                                                27,450        Patina Oil & Gas Corporation                                   811,696
                                                 2,800     +  Petroleum Development Corporation                              122,696
                                                 1,400     +  Plains Exploration & Production Company                         33,404
                                                 9,100     +  Remington Oil & Gas Corporation                                238,875
                                                24,200     +  Southwestern Energy Company                                  1,016,158
                                                13,900     +  Spinnaker Exploration Company                                  487,056
                                                10,400        St. Mary Land & Exploration Company                            414,024
                                                 9,900     +  Stone Energy Corporation                                       433,224
                                                 9,500     +  Swift Energy Company                                           227,620
                                                 1,000        Unocal Corporation                                              43,000
                                                21,300        Vintage Petroleum, Inc.                                        427,491
                                                                                                               ---------------------
                                                                                                                           5,841,654
------------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.6%                  18,800     +  Buckeye Technologies Inc.                                      209,620
                                                 5,000        Deltic Timber Corporation                                      198,950
                                                 8,800        Pope & Talbot, Inc.                                            154,880
                                                 5,600        Schweitzer-Manduit International, Inc.                         181,440
                                                21,100        Wausau - Mosinee Paper Corporation                             351,315
                                                                                                               ---------------------
                                                                                                                           1,096,205
------------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.4%                        29,000     +  NBTY Inc.                                                      625,240
                                                 6,000        Natures Sunshine Products, Inc.                                 91,020
                                                                                                               ---------------------
                                                                                                                             716,260
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series

------------------------------------------------------------------------------------------------------------------------------------
                                           Shares
Industry#                                  Held               Common Stock                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.4%                          35,800        Alpharma, Inc. (Class A)                         $             654,782
                                                 6,400     +  Bradley Pharmaceuticals, Inc.                                  130,240
                                                29,200     +  MGI Pharma, Inc.                                               779,348
                                                23,700        Medicis Pharmaceutical (Class A)                               925,248
                                                 8,100     +  Noven Pharmaceuticals, Inc.                                    168,804
                                                                                                               ---------------------
                                                                                                                           2,658,422
------------------------------------------------------------------------------------------------------------------------------------
Real Estate - 2.6%                               7,800        CRT Properties Inc.                                            167,310
                                                15,900        Capital Automotive                                             497,193
                                                 9,900        Colonial Properties Trust                                      398,178
                                                20,500        Commercial Net Lease Realty                                    373,510
                                                 9,500        Entertainment Properties Trust                                 359,100
                                                 8,700        Essex Property Trust, Inc.                                     625,095
                                                10,500        Gables Residential Trust                                       358,575
                                                31,400        Glenborough Realty Trust Incorporated                          652,178
                                                 7,400        Kilroy Realty Corporation                                      281,422
                                                17,500        Lexington Corporate Properties Trust                           379,925
                                                17,900        Shurgard Storage Centers, Inc. (Class A)                       694,520
                                                 4,900        Sovran Self Storage, Inc.                                      191,982
                                                                                                               ---------------------
                                                                                                                           4,978,988
------------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 2.0%                              17,700        Arkansas Best Corporation                                      648,174
                                                18,900        Heartland Express, Inc.                                        348,705
                                                28,700     +  Kansas City Southern Industries, Inc.                          435,379
                                                 8,450     +  Knight Transportation, Inc.                                    180,999
                                                17,400     +  Landstar System, Inc.                                        1,021,032
                                                20,600        USF Corporation                                                739,334
                                                 9,075     +  Yellow Roadway Corporation                                     425,527
                                                                                                               ---------------------
                                                                                                                           3,799,150
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                                12,800     +  ATMI, Inc.                                                     262,144
Semiconductor Equipment - 2.9%                  10,200     +  Actel Corp.                                                    155,040
                                                13,500     +  Advanced Energy Industries, Inc.                               125,415
                                                13,000     +  Alliance Semiconductor Corporation                              44,980
                                                40,900     +  Axcelis Technologies, Inc.                                     338,652
                                                20,400     +  Brooks Automation, Inc.                                        288,660
                                                10,500        Cohu, Inc.                                                     155,190
                                                16,300     +  Cymer, Inc.                                                    467,158
                                                13,900     +  DSP Group, Inc.                                                292,595
                                                16,200     +  ESS Technology, Inc.                                           110,970
                                                16,900     +  Exar Corporation                                               239,304
                                                13,700     +  FEI Company                                                    270,712
                                                10,700        Helix Technology Corporation                                   145,466

Master Enhanced Small Cap Series

------------------------------------------------------------------------------------------------------------------------------------
                                           Shares
Industry#                                  Held               Common Stock                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                                12,900     +  Microsemi Corporation                            $             181,890
Semiconductor Equipment                         10,900     +  Pericom Semiconductor Corporation                              105,294
(concluded)                                     15,500     +  Photronics, Inc.                                               257,610
                                                12,700     +  Power Integrations, Inc.                                       259,461
                                                64,700     +  Skyworks Solutions, Inc.                                       614,650
                                                24,500     +  Standard Microsystems Corporation                              428,995
                                                 4,500     +  Supertex, Inc.                                                  87,435
                                                    25     +  Trident Microsystems, Inc.                                         252
                                                23,800     +  Varian Semiconductor Equipment Associates, Inc.                735,420
                                                                                                               ---------------------
                                                                                                                           5,567,293
------------------------------------------------------------------------------------------------------------------------------------
Software - 3.3%                                  7,200     +  ANSYS, Inc.                                                    358,056
                                                16,700     +  Captaris Inc.                                                   71,142
                                                11,300     +  Catapult Communications Corporation                            212,892
                                                10,400     +  Concord Communications, Inc.                                    92,820
                                                12,300        FactSet Research Systems Inc.                                  592,860
                                                17,500     +  FileNET Corporation                                            305,550
                                                16,400     +  Hyperion Solutions Corporation                                 557,436
                                                18,130     +  Internet Security Systems, Inc.                                308,210
                                                35,400     +  JDA Software Group, Inc.                                       383,028
                                                13,100     +  Kronos, Inc.                                                   580,199
                                                12,600     +  MRO Software, Inc.                                             126,000
                                                12,400     +  Manhattan Associates, Inc.                                     302,808
                                                 8,000     +  MapInfo Corporation                                             86,400
                                                 6,700     +  Micros Systems, Inc.                                           335,469
                                                13,400     +  NYFIX, Inc.                                                     81,472
                                                 8,800     +  Phoenix Technologies Ltd.                                       43,912
                                                13,400     +  Progress Software Corporation                                  266,660
                                                10,900     +  QRS Corporation                                                 75,428
                                                10,500     +  Radiant Systems, Inc.                                           42,210
                                                13,800     +  Roxio, Inc.                                                     70,932
                                                18,300     +  SERENA Software, Inc.                                          306,159
                                                 9,000     +  SPSS Inc.                                                      119,970
                                                26,500     +  Sonic Solutions                                                432,480
                                                 5,400        TALX Corporation                                               124,686
                                                10,200     +  Take-Two Interactive Software, Inc.                            335,070
                                                15,200     +  Verity, Inc.                                                   195,776
                                                                                                               ---------------------
                                                                                                                           6,407,625
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 4.4%                         18,200        Aaron Rents, Inc.                                              396,032
                                                18,100        Building Materials Holding Corporation                         498,112
                                                16,200        Burlington Coat Factory Warehouse Corporation                  343,926

Master Enhanced Small Cap Series

------------------------------------------------------------------------------------------------------------------------------------
                                           Shares
Industry#                                  Held               Common Stock                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail                                 8,700        The Cato Corporation (Class A)                   $             193,575
(concluded)                                     11,100     +  The Children's Place Retail Stores, Inc.                       265,401
                                                16,950        Christopher & Banks Corporation                                271,370
                                                10,100     +  Cost Plus, Inc.                                                357,338
                                                12,200     +  The Dress Barn, Inc.                                           212,890
                                                 1,172     +  Electronics Boutique Holdings Corp.                             39,965
                                                20,700     +  Genesco Inc.                                                   487,485
                                                13,100        Goody's Family Clothing, Inc.                                  110,302
                                                10,900     +  Group 1 Automotive, Inc.                                       297,352
                                                16,900     +  Guitar Center, Inc.                                            731,770
                                                14,600     +  The Gymboree Corporation                                       210,240
                                                 9,600        Haverty Furniture Companies, Inc.                              168,384
                                                 9,600     +  Hibbett Sporting Goods, Inc.                                   196,704
                                                 5,400     +  Hot Topic, Inc.                                                 92,016
                                                 7,470     +  Jo-Ann Stores, Inc.                                            209,459
                                                18,500     +  Linens 'n Things, Inc.                                         428,645
                                                16,600     +  The Men's Wearhouse, Inc.                                      482,230
                                                26,600        The Pep Boys-Manny, Moe & Jack                                 372,400
                                                16,100     +  Select Comfort Corporation                                     293,020
                                                17,400     +  Stein Mart, Inc.                                               264,828
                                                 7,100     +  TBC Corporation                                                158,614
                                                14,200     +  Too Inc.                                                       256,594
                                                14,600     +  Tractor Supply Company                                         459,024
                                                 6,100     +  Ultimate Electronics, Inc.                                      18,544
                                                23,000     +  Zale Corporation                                               646,300
                                                                                                               ---------------------
                                                                                                                           8,462,520
------------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury                       4,800     +  Ashworth, Inc.                                                  39,360
Goods - 2.4%                                     8,700        Brown Shoe Company, Inc.                                       218,022
                                                39,700     +  Fossil, Inc.                                                 1,228,318
                                                 3,000        Haggar Corp.                                                    51,420
                                                12,200        K-Swiss Inc. (Class A)                                         234,850
                                                20,000        Kellwood Co.                                                   729,000
                                                 4,600        OshKosh B'Gosh, Inc. (Class A)                                  92,920
                                                 5,600        Oxford Industries, Inc.                                        208,600
                                                26,800        Phillips-Van Heusen Corporation                                597,104
                                                21,600     +  Quiksilver, Inc.                                               549,072
                                                13,100        Russell Corporation                                            220,604
                                                11,300        The Stride Rite Corporation                                    115,825
                                                14,400        Wolverine World Wide, Inc.                                     362,880
                                                                                                               ---------------------
                                                                                                                           4,647,975
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series

------------------------------------------------------------------------------------------------------------------------------------
                                           Shares
Industry#                                  Held               Common Stock                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 2.8%                8,800        Anchor Bancorp, Inc.                             $             227,920
                                                21,800        BankAtlantic Bancorp, Inc. (Class A)                           399,376
                                                13,500     +  BankUnited Financial Corporation (Class A)                     393,525
                                                21,100        Brookline Bancorp, Inc.                                        330,637
                                                15,000        Commercial Federal Corporation                                 404,700
                                                12,500        Dime Community Bancshares                                      210,000
                                                10,600        Downey Financial Corp.                                         582,576
                                                 5,900     +  FirstFed Financial Corp.                                       288,392
                                                27,400        Flagstar Bancorp, Inc.                                         583,072
                                                32,000        Fremont General Corporation                                    740,800
                                                12,300        MAF Bancorp, Inc.                                              530,499
                                                 7,910     +  Sterling Financial Corporation                                 278,748
                                                13,635        Waypoint Financial Corp.                                       375,917
                                                                                                               ---------------------
                                                                                                                           5,346,162
------------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                                  18,600        DIMON Incorporated                                             109,554
------------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                              9,100        Applied Industrial Technologies, Inc.                          325,234
Distributors - 0.8%                             25,400        Hughes Supply, Inc.                                            763,778
                                                 2,700        Lawson Products, Inc.                                          110,619
                                                 9,800        Watsco, Inc.                                                   294,294
                                                                                                               ---------------------
                                                                                                                           1,493,925
------------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                       6,900     +  Boston Communications Group, Inc.                               60,513
Services - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments in Common Stock
                                                              (Cost - $150,149,202)  - 96.9%                             185,993,472
------------------------------------------------------------------------------------------------------------------------------------

                                           Face Amount        Fixed Income Securities
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.2%    $ 250,000        FLIR Systems, Inc., 3% due 6/01/2023
                                                              (Convertible)                                                  384,687
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.3%                               300,000        LandAmerica Financial Group, Inc., 3.25%
                                                              due 5/15/2034 (Convertible)                                    319,875
                                               650,000        Selective Insurance Group, Inc., 1.616%
                                                              due 9/24/2032 (Convertible) (a)                                339,625
                                                                                                               ---------------------
                                                                                                                             659,500
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.5%                         500,000        Massey Energy Company, 4.75% due 5/15/2023
                                                              (Convertible)                                                  874,375
------------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.4%                             500,000        Yellow Roadway Corporation, 5% due 8/08/2023
                                                              (Convertible)                                                  761,875
------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.4%              450,000        New Century Financial Corporation, 3.50%
                                                              due 7/03/2008 (Convertible)                                    794,250
------------------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments in Fixed Income Securities
                                                              (Cost - $3,254,669) - 1.8%                                   3,474,687
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series

Schedule of Investments as of September 30, 2004 (concluded)

------------------------------------------------------------------------------------------------------------------------------------
                                            Beneficial
                                              Interest        Short-Term Securities                                            Value
------------------------------------------------------------------------------------------------------------------------------------
                                           $ 1,284,772        Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                              Series I**                                       $           1,284,772
------------------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments in Short-Term Securities
                                                              (Cost - $1,284,772) - 0.7%                                   1,284,772
------------------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments
                                                              (Cost - $154,688,643*) - 99.4%                             190,752,931

                                                              Other Assets Less Liabilities - 0.6%                         1,169,658
                                                                                                               ---------------------
                                                              Net Assets - 100.0%                              $         191,922,589
                                                                                                               =====================

(a) Represents a zero coupon or step bond; the interest rate on a step bond represents the fixed rate of interest that will commence its accrual on a predetermined date until maturity.
(b) iShares S&P SmallCap 600 Index Fund is an exchange traded Fund. The Series seeks investment results that correspond to the performance of the S&P SmallCap 600 Index.
* The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes were as follows:

      Aggregate cost                                              $ 155,053,563
                                                                   ============
      Gross unrealized appreciation                               $  39,807,525
      Gross unrealized depreciation                                  (4,108,157)
                                                                  -------------
      Net unrealized appreciation                                 $  35,699,368
                                                                  =============

** Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                        Interest
Affiliate                                                Net Activity   Income
--------------------------------------------------------------------------------
Merrill Lynch Liquidity Series, LLC Cash Sweep Series I  $ (2,129,954)  $ 38,737
--------------------------------------------------------------------------------

# For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

+     Non-income producing security.

Financial futures contracts purchased as of September 30, 2004 were as follows:

--------------------------------------------------------------------------------
Numbers of                         Expiration        Face           Unrealized
Contracts           Issue             Date           Value         Appreciation
--------------------------------------------------------------------------------
    9           Russell 2000     December 2004    $ 2,537,159        $ 45,841
--------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced Small Cap Series of Quantitative Master Series Trust


By: /s/ Terry K. Glenn
    ----------------------------------
    Terry K. Glenn,
    President
    Master Enhanced Small Cap Series of Quantitative Master Series Trust

Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ----------------------------------
    Terry K. Glenn
    President
    Master Enhanced Small Cap Series of Quantitative Master Series Trust

Date: November 19, 2004


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke
    Chief Financial Officer
    Master Enhanced Small Cap Series of Quantitative Master Series Trust

Date: November 19, 2004